Document and Entity Information (USD $)	12 Months Ended
	Jan. 31, 2013	Apr. 01, 2013	Jul. 31, 2012
Document and Entity Information
Entity Registrant Name	MESABI TRUST
Entity Central Index Key	0000065172
Document Type	10-K
Document Period End Date	Jan 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 340,726,660
Entity Common Stock, Shares Outstanding		13,120,010
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Jan. 31, 2013	Jan. 31, 2012
ASSETS
CASH AND CASH EQUIVALENTS	$ 6,727,461	$ 10,253,474
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	438,815
ACCRUED INCOME RECEIVABLE	218,053	387,980
PREPAID EXPENSE	56,573	53,767
CURRENT ASSETS	7,440,902	10,695,221
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	205,055	473,816
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
TOTAL FIXED PROPERTY, including intangibles, at nominal values	3	3
TOTAL ASSETS	7,645,960	11,169,040
LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS
DISTRIBUTION PAYABLE	6,428,805	9,971,208
ACCRUED EXPENSES	34,930	166,321
TOTAL LIABILITIES	6,463,735	10,137,529
UNALLOCATED RESERVE	1,182,222	1,031,508
TRUST CORPUS	3	3
TOTAL LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS	$ 7,645,960	$ 11,169,040

BALANCE SHEETS (Parenthetical)	Jan. 31, 2013	Jan. 31, 2012
BALANCE SHEETS
Certificate of beneficial interest of Land Trust, units	13,120,010	13,120,010

STATEMENTS OF INCOME (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
REVENUES
Royalties under amended lease agreements	$ 30,767,335	$ 33,467,153	$ 32,751,210
Royalties under Peters Lease fee	794,146	687,029	576,428
Interest	1,464	4,144	14,233
Total revenues	31,562,945	34,158,326	33,341,871
EXPENSES
Compensation of Trustees	248,624	243,048	223,811
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	214,629	272,931	238,023
Accounting	116,563	127,320	127,485
Mining consultant and field representatives	25,368	24,953	23,512
Insurance	120,843	113,955	69,408
Annual stock exchange fee	38,444	38,000	38,000
Transfer agent's and registrar's fees	8,381	6,597	11,798
Other Trust expenses	72,856	31,690	84,140
Total expenses	908,208	920,994	878,677
NET INCOME	$ 30,654,737	$ 33,237,332	$ 32,463,194
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in shares)	13,120,010	13,120,010	13,120,010
NET INCOME PER UNIT (in dollars per share)	$ 2.336	$ 2.533	$ 2.474

STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) (USD $)	Total USD ($)	Unallocated Reserve Number of Units	Unallocated Reserve USD ($)	Trust Corpus USD ($)
BALANCE at Jan. 31, 2010			$ 1,127,832	$ 3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(1,640,001)
BALANCE at May. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(10,496,008)
BALANCE at Aug. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(11,939,209)
BALANCE at Nov. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	32,463,194		32,463,194
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
BALANCE at Oct. 31, 2010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution declared $.49, $.76, $.65, for January 15, 2013 January 13, 2012 and January 14, 2011 respectively, and paid on February 20, 2013, 2012 and 2011, respectively			(8,528,006)
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(656,001)
BALANCE at May. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(7,872,006)
BALANCE at Aug. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(14,694,411)
BALANCE at Nov. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	33,237,332		33,237,332
BALANCE at Jan. 31, 2012	3		1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
BALANCE at Oct. 31, 2011
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	6,285,449
Distribution declared $.49, $.76, $.65, for January 15, 2013 January 13, 2012 and January 14, 2011 respectively, and paid on February 20, 2013, 2012 and 2011, respectively			(9,971,208)
BALANCE at Jan. 31, 2012	3		1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(852,801)
BALANCE at May. 20, 2012
BALANCE at Jan. 31, 2012			1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(8,396,806)
BALANCE at Aug. 20, 2012
BALANCE at Jan. 31, 2012			1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(14,825,611)
BALANCE at Nov. 20, 2012
BALANCE at Jan. 31, 2012	3		1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	30,654,737		30,654,737
BALANCE at Jan. 31, 2013	3		1,182,222	3
BALANCE (in units) at Jan. 31, 2013		13,120,010
BALANCE at Oct. 31, 2012
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	4,787,533
Distribution declared $.49, $.76, $.65, for January 15, 2013 January 13, 2012 and January 14, 2011 respectively, and paid on February 20, 2013, 2012 and 2011, respectively			(6,428,805)
BALANCE at Jan. 31, 2013	$ 3		$ 1,182,222	$ 3
BALANCE (in units) at Jan. 31, 2013		13,120,010

STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) (USD $)	3 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
Distribution paid (in dollars per unit)	$ 1.13	$ 0.64	$ 0.07	$ 1.12	$ 0.6	$ 0.05	$ 0.91	$ 0.8	$ 0.125
Distribution declared per unit (in dollars per unit)	$ 0.49			$ 0.76			$ 0.65

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
OPERATING ACTIVITIES
Royalties received	$ 31,731,348	$ 33,997,720	$ 31,195,990
Interest received	1,524	5,412	17,033
Expenses paid	(1,042,405)	(887,998)	(854,432)
NET CASH FROM OPERATING ACTIVITIES	30,690,467	33,115,134	30,358,591
INVESTING ACTIVITIES
Maturities of U.S. Government securities	35,000	767,400	2,180,000
Purchases of U.S. Government securities	(205,054)	(572,327)	(998,374)
NET CASH FROM (USED FOR) INVESTING ACTIVITIES	(170,054)	195,073	1,181,626
FINANCING ACTIVITY
Distributions to unitholders	(34,046,426)	(31,750,424)	(31,291,223)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(3,526,013)	1,559,783	248,994
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	10,253,474	8,693,691	8,444,697
CASH AND CASH EQUIVALENTS, END OF YEAR	6,727,461	10,253,474	8,693,691
RECONCILIATION OF NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Net income	30,654,737	33,237,332	32,463,194
Decrease (increase) in accrued income receivable	169,927	(155,194)	641,152
Increase in prepaid expense	(2,806)	(3,560)	(19,785)
Increase (decrease) in accrued expenses	(131,391)	36,556	44,030
Decrease in deferred royalty revenue			(2,770,000)
NET CASH FROM OPERATING ACTIVITIES	30,690,467	33,115,134	30,358,591
NON CASH FINANCING ACTIVITY
Distributions declared	$ 6,428,805	$ 9,971,208	$ 8,528,006

NATURE OF BUSINESS AND ORGANIZATION	12 Months Ended
Jan. 31, 2013
NATURE OF BUSINESS AND ORGANIZATION
NATURE OF BUSINESS AND ORGANIZATION

NOTE 1 -                                        NATURE OF BUSINESS AND ORGANIZATION

Nature of Business

Mesabi Trust was created in 1961 upon the liquidation of Mesabi Iron Company. The sole purpose of the Trust, as set forth in the Agreement of Trust dated as of July 18, 1961, is to conserve and protect the Trust Estate and to collect and distribute the income and proceeds there from to the Trust’s certificate holders after the payment of, or provision for, expenses and liabilities. The Agreement of Trust prohibits the Trust from engaging in any business.  In accordance with the Agreement of Trust, the Trust will terminate twenty-one years after the death of the survivor of twenty-five persons named in an exhibit to the Agreement of Trust, the youngest of whom is believed to be fifty-two years old.

The lessee/operator of Mesabi Trust’s mineral interests is Northshore Mining Corporation (NMC), a subsidiary of Cliffs Natural Resources Inc (Cliffs). Cliffs is among the world’s largest producers of iron ore products. Prior to September 30, 1994, the lessee/operator had been a subsidiary of Cyprus Amax Minerals Company and was named Cyprus Northshore Mining Corporation (Cyprus NMC).

Organization

The beneficial interest in Mesabi Trust is represented by 13,120,010 transferable units distributed on July 27, 1961 to shareholders of Mesabi Iron Company.

The Trust’s status as a grantor trust was confirmed by letter ruling addressed to Mesabi Iron Company from the Internal Revenue Service in 1961. As a grantor trust, Mesabi is exempt from Federal income taxes and its income is taxable directly to the Unitholders.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 -                                        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

The Trust considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.  As of January 31, 2013 and 2012, the Trust held $6,727,461 and $10,253,474, respectively, in a money market fund that invests primarily in obligations of the U.S. Treasury, which it considers to be cash and cash equivalents.

Investments

The Trust invests solely in U.S. Government securities. The Trustees determine the appropriate classifications of the securities at the time they are acquired and evaluate the appropriateness of such classifications as of each balance sheet date.

The U.S. Government securities are classified as held-to-maturity securities as the Trust has the positive intent and ability to hold to maturity and are therefore stated at amortized cost.

Revenue Recognition

Royalty income under the amended lease agreements with NMC is recognized as it is earned. Under such agreements, royalties are earned upon shipment from Silver Bay, Minnesota (NMC’s location), regardless of whether the actual sales proceeds for any shipment are received by NMC’s parent, Cliffs.  The amount of base overriding royalties and royalty bonuses payable are determined on the volume of tonnage shipped from Silver Bay, Minnesota during each calendar quarter and the actual proceeds to Cliffs resulting from such shipments.

Royalty income includes accrued income receivable.  Accrued income receivable represents royalty income earned but not yet received by the Trust under the royalty agreements described elsewhere in these notes.  Accrued income receivable is calculated based on (i) shipments during the last month of Mesabi Trust’s fiscal year, if any, and (ii) net price adjustments resulting from the price adjustment mechanisms in the agreements between Cliffs and its customers that determine the final sales price of the shipments from Silver Bay, Minnesota.

Adjustments to royalty income may result from changes in final reconciliations of tonnage shipped by NMC with the final amounts received from NMC customers.  Adjustments may also result from revisions to estimated prices previously used to record revenue for tonnage shipped.  Pricing decreases may give rise to negative price adjustments which may be applied against future royalty income recognized by the Trust.

During the fourth quarter of fiscal 2013, negative price adjustments were recorded by Mesabi Trust as an offset to accrued income receivable due to price adjustment mechanisms in the agreements between Cliffs and its customers that determine the final sales price of the shipments from NMC with respect to certain shipments during calendar years 2011 and 2012.  As of January 31, 2013, the Trust recognized revenue related to approximately 717,000 tons of iron ore that were shipped by NMC as of December 31, 2012, but for which Cliffs has indicated that final pricing is not yet known.  Pricing related to these tons is expected to be finalized in the first calendar quarter of 2014.

Royalty income under the Peters Lease fee agreement is also recognized quarterly as it is earned. Under such agreement, however, royalties are earned at the option of NMC either upon mining of crude ore from Peters Lease lands or upon shipment from Silver Bay of iron ore product produced from Peters Lease lands.

Fixed Property, Including Intangibles

The Trust’s fixed property, including intangibles, is recorded at nominal values and includes the following:

1.                                      The entire beneficial interest as assignor in the Amended Peters Lease Assignment and the Amended Cloquet Lease Assignment covering taconite properties in Minnesota which are leased to NMC.

2.                                  The entire beneficial interest in Mesabi Land Trust which owns a 20% fee interest in the lands subject to the Peters Lease and the entire fee interest in other properties in Minnesota.

Net Income Per Unit

Net income per unit is computed by dividing net income by the weighted average number of units outstanding.

Concentration of Credit Risk

Financial instruments which potentially subject the Trust to concentrations of credit risk consist primarily of cash that is maintained at an FDIC insured financial institution. At times during the year the Trust’s cash balance may exceed insured limits.

As further described in Note 1, NMC is the lessee/operator of the Mesabi Trust land.  All royalty income earned by the Trust is received from NMC, and accordingly, substantially all of the accrued income receivable is also due from NMC.

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires the Trustees to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Specifically, the accrued income receivable, deferred royalty revenue and related royalty revenue are significant estimates which are subject to change in the near term, and changes to these estimates could have a material effect on the Trust’s financial statements.

Reclassifications

Certain amounts from prior years have been reclassified to conform with presentation classifications adopted in the current year.  The reclassifications did not have an impact on net income or unallocated reserve.

Subsequent Events

Material subsequent events are evaluated for recognition or disclosure in the accompanying financial statements.

Fair Value Measures

Valuation Hierarchy

GAAP establishes a three-level valuation hierarchy for classification of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

·        Level 1 — Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

·        Level 2 — Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

·        Level 3 — Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

The carrying amounts of financial instruments approximated fair value as of January 31, 2013 and 2012, because of the relative short maturity of these instruments.

Recent Accounting Pronouncements

The Trust has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on the Trust’s financial condition or results of its operations. Various accounting standards and interpretations were issued during the fiscal year ended January 31, 2013. The Trust has evaluated the recently issued accounting pronouncements that are effective for the fiscal year ended January 31, 2014 and believe that none of them will have a material effect on the Trust’s financial position, results of operations or cash flows when adopted.

U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2013
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

NOTE 3 -              U. S. GOVERNMENT SECURITIES

U.S. government securities at January 31, 2013 and 2012 are classified as held-to-maturity and mature as follows:

	2013		2012
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$438,815	$439,065	$—	$—

Due after one year through three years	205,055	204,925	473,816	474,404

	$643,870	$643,990	$473,816	$474,404

The fair value of U.S. government securities have been valued using level 1 inputs.

ROYALTY AGREEMENT	12 Months Ended
Jan. 31, 2013
ROYALTY AGREEMENT
ROYALTY AGREEMENT

NOTE 4 -              ROYALTY AGREEMENT

The current royalty rate schedule became effective on August 17, 1989, which was established pursuant to certain agreements (the “Amended Assignment Agreements”) the Trust entered into with Cyprus Northshore Mining Corporation (“Cyprus NMC”).  Pursuant to the Amended Assignment Agreements, overriding royalties are determined by both the volume and selling price of iron ore products shipped.

Pursuant to the Amended Assignment Agreements, NMC is obligated to pay Mesabi Trust base overriding royalties, in varying amounts constituting a percentage of the gross proceeds of shipments, from Silver Bay, Minnesota, of iron ore product produced from Mesabi Trust lands or, to a limited extent, other lands.  NMC is obligated to make payments of overriding royalties on product shipments within 30 days following the calendar quarter in which such shipments occur.  NMC resumed mining operations and shipping product from Silver Bay in the second calendar quarter of 1990, and the first payment of overriding royalties was made in July 1990.

Royalty bonuses are payable on all iron ore products produced from Mesabi Ore shipped from Silver Bay during a calendar quarter and sold at prices above the Adjusted Threshold Price.  The Adjusted Threshold Price was $49.35 per ton for calendar year 2011, $50.65 per ton for calendar year 2012 and will be $51.55 per ton for calendar year 2013.  The Adjusted Threshold Price is subject to adjustment (but not below $30 per ton) for inflation and deflation and is determined each year on the basis of the change in the Gross Domestic Product Implicit Price Deflator, a broad based index of inflation and deflation published quarterly by the U.S. Department of Commerce.

NMC also is obligated to pay to Mesabi Trust a minimum advance royalty of $500,000 per annum, subject to adjustment for inflation and deflation (but not below $500,000), which is credited against base overriding royalties and royalty bonuses. NMC is obligated to make quarterly payments of the minimum advance royalty in January, April, July and October of each year. For the calendar year ending December 31, 2013, the minimum advance royalty is $859,429. The minimum annual advance royalty was $844,452 and $822,783, for the calendar years ended December 31, 2012 and 2011, respectively.

UNALLOCATED RESERVE AND DISTRIBUTIONS	12 Months Ended
Jan. 31, 2013
UNALLOCATED RESERVE AND DISTRIBUTIONS
UNALLOCATED RESERVE AND DISTRIBUTIONS

NOTE 5 -              UNALLOCATED RESERVE AND DISTRIBUTIONS

The Trustees have determined that the unallocated cash and U.S. Government securities portion of the Unallocated Reserve should be maintained at a prudent level, usually within the range of $500,000 to $1,000,000, to meet present or future liabilities of the Trust.  Accordingly, although the actual amount of the Unallocated Reserve will fluctuate from time to time, and may increase or decrease from its current level, it is currently anticipated that future distributions will be highly dependent upon royalty payments received quarterly and the level of Trust expenses that the Trustees expect to occur in subsequent quarters.

As of January 31, 2013 and January 31, 2012, the unallocated cash and U.S. Government securities portion of the Trust’s Unallocated Reserve consisted of the following components:

	January 31, 2013	January 31, 2012
Cash and U.S. Government securities	$7,373,331	$10,727,290
Distribution payable	6,428,805	(9,971,208)

Unallocated cash and U.S. Government securities	$944,526	$756,082

A reconciliation of the Trust’s Unallocated Reserve from January 31, 2012 to January 31, 2013 is as follows:

Unallocated Reserve, January 31, 2012	$1,031,508

Net income, twelve months ended January 31, 2013	30,654,737
Distributions declared	(30,504,023)

Unallocated Reserve, January 31, 2013	$1,182,222

The Trustees determine the level of distributions on a quarterly basis after receiving notification from NMC as to the amount of royalty income that will be received and after determination of any known or anticipated expenses, liabilities and obligations of the Trust.  As a result of fluctuations in the accrued income receivable portion of the Unallocated Reserve, future distributions may vary depending upon the adjustments to royalty income, which are determined by NMC, and the level of Trust expenses that the Trustees anticipate occurring in subsequent quarters.

During the fiscal years ended January 31, 2013, 2012, and 2011, the Trustees distributed cash payments totaling $34,046,426 ($2.595 per Unit), $31,750,424 ($2.42 per Unit), and $31,291,223 ($2.385 per Unit), respectively. In addition, in January 2013 the Trustees declared a distribution of $0.49 per Unit of beneficial interest, which was paid in February 2013.

SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)	12 Months Ended
Jan. 31, 2013
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 -              SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2013 and 2012 are presented below:

	2013
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,693,446	$11,060,224	$11,814,420	$4,994,855
Expenses	323,554	186,938	190,394	207,322

Net income	$3,369,892	$10,873,286	$11,624,026	$4,787,533

Net income per unit	$0.257	$0.829	$0.886	$0.364

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,278,048	$10,333,266	$13,968,405	$6,578,607
Expenses	214,787	200,981	212,068	293,158

Net income	$3,063,261	$10,132,285	$13,756,337	$6,285,449

Net income per unit	$0.233	$0.772	$1.049	$0.479

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jan. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and Cash Equivalents

Cash and Cash Equivalents

The Trust considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.  As of January 31, 2013 and 2012, the Trust held $6,727,461 and $10,253,474, respectively, in a money market fund that invests primarily in obligations of the U.S. Treasury, which it considers to be cash and cash equivalents.

Investments

Investments

The Trust invests solely in U.S. Government securities. The Trustees determine the appropriate classifications of the securities at the time they are acquired and evaluate the appropriateness of such classifications as of each balance sheet date.

The U.S. Government securities are classified as held-to-maturity securities as the Trust has the positive intent and ability to hold to maturity and are therefore stated at amortized cost.

Revenue Recognition

Revenue Recognition

Royalty income under the amended lease agreements with NMC is recognized as it is earned. Under such agreements, royalties are earned upon shipment from Silver Bay, Minnesota (NMC’s location), regardless of whether the actual sales proceeds for any shipment are received by NMC’s parent, Cliffs.  The amount of base overriding royalties and royalty bonuses payable are determined on the volume of tonnage shipped from Silver Bay, Minnesota during each calendar quarter and the actual proceeds to Cliffs resulting from such shipments.

Royalty income includes accrued income receivable.  Accrued income receivable represents royalty income earned but not yet received by the Trust under the royalty agreements described elsewhere in these notes.  Accrued income receivable is calculated based on (i) shipments during the last month of Mesabi Trust’s fiscal year, if any, and (ii) net price adjustments resulting from the price adjustment mechanisms in the agreements between Cliffs and its customers that determine the final sales price of the shipments from Silver Bay, Minnesota.

Adjustments to royalty income may result from changes in final reconciliations of tonnage shipped by NMC with the final amounts received from NMC customers.  Adjustments may also result from revisions to estimated prices previously used to record revenue for tonnage shipped.  Pricing decreases may give rise to negative price adjustments which may be applied against future royalty income recognized by the Trust.

During the fourth quarter of fiscal 2013, negative price adjustments were recorded by Mesabi Trust as an offset to accrued income receivable due to price adjustment mechanisms in the agreements between Cliffs and its customers that determine the final sales price of the shipments from NMC with respect to certain shipments during calendar years 2011 and 2012.  As of January 31, 2013, the Trust recognized revenue related to approximately 717,000 tons of iron ore that were shipped by NMC as of December 31, 2012, but for which Cliffs has indicated that final pricing is not yet known.  Pricing related to these tons is expected to be finalized in the first calendar quarter of 2014.

Royalty income under the Peters Lease fee agreement is also recognized quarterly as it is earned. Under such agreement, however, royalties are earned at the option of NMC either upon mining of crude ore from Peters Lease lands or upon shipment from Silver Bay of iron ore product produced from Peters Lease lands.

Fixed Property, Including Intangibles

Fixed Property, Including Intangibles

The Trust’s fixed property, including intangibles, is recorded at nominal values and includes the following:

1.                                      The entire beneficial interest as assignor in the Amended Peters Lease Assignment and the Amended Cloquet Lease Assignment covering taconite properties in Minnesota which are leased to NMC.

2.                                  The entire beneficial interest in Mesabi Land Trust which owns a 20% fee interest in the lands subject to the Peters Lease and the entire fee interest in other properties in Minnesota.

Net Income Per Unit	Net Income Per Unit Net income per unit is computed by dividing net income by the weighted average number of units outstanding.
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Trust to concentrations of credit risk consist primarily of cash that is maintained at an FDIC insured financial institution. At times during the year the Trust’s cash balance may exceed insured limits.

As further described in Note 1, NMC is the lessee/operator of the Mesabi Trust land.  All royalty income earned by the Trust is received from NMC, and accordingly, substantially all of the accrued income receivable is also due from NMC.

Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires the Trustees to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Specifically, the accrued income receivable, deferred royalty revenue and related royalty revenue are significant estimates which are subject to change in the near term, and changes to these estimates could have a material effect on the Trust’s financial statements.

Reclassifications

Reclassifications

Certain amounts from prior years have been reclassified to conform with presentation classifications adopted in the current year.  The reclassifications did not have an impact on net income or unallocated reserve.

Subsequent Events	Subsequent Events Material subsequent events are evaluated for recognition or disclosure in the accompanying financial statements.
Fair Value Measures

Fair Value Measures

Valuation Hierarchy

GAAP establishes a three-level valuation hierarchy for classification of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

·        Level 1 — Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

·        Level 2 — Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

·        Level 3 — Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

The carrying amounts of financial instruments approximated fair value as of January 31, 2013 and 2012, because of the relative short maturity of these instruments.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Trust has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on the Trust’s financial condition or results of its operations. Various accounting standards and interpretations were issued during the fiscal year ended January 31, 2013. The Trust has evaluated the recently issued accounting pronouncements that are effective for the fiscal year ended January 31, 2014 and believe that none of them will have a material effect on the Trust’s financial position, results of operations or cash flows when adopted.

U. S. GOVERNMENT SECURITIES (Tables)	12 Months Ended
Jan. 31, 2013
U. S. GOVERNMENT SECURITIES
Schedule of U.S. government securities classified as held-to-maturity

	2013		2012
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$438,815	$439,065	$—	$—

Due after one year through three years	205,055	204,925	473,816	474,404

	$643,870	$643,990	$473,816	$474,404

UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2013
UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2013	January 31, 2012
Cash and U.S. Government securities	$7,373,331	$10,727,290
Distribution payable	6,428,805	(9,971,208)

Unallocated cash and U.S. Government securities	$944,526	$756,082

Schedule of reconciliation of Trust's Unallocated Reserve
Unallocated Reserve, January 31, 2012	$1,031,508

Net income, twelve months ended January 31, 2013	30,654,737
Distributions declared	(30,504,023)

Unallocated Reserve, January 31, 2013	$1,182,222

SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Tables)	12 Months Ended
Jan. 31, 2013
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Summary of quarterly results of operations

	2013
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,693,446	$11,060,224	$11,814,420	$4,994,855
Expenses	323,554	186,938	190,394	207,322

Net income	$3,369,892	$10,873,286	$11,624,026	$4,787,533

Net income per unit	$0.257	$0.829	$0.886	$0.364

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,278,048	$10,333,266	$13,968,405	$6,578,607
Expenses	214,787	200,981	212,068	293,158

Net income	$3,063,261	$10,132,285	$13,756,337	$6,285,449

Net income per unit	$0.233	$0.772	$1.049	$0.479

NATURE OF BUSINESS AND ORGANIZATION (Details)	12 Months Ended
	Jan. 31, 2013 item	Jan. 31, 2012
NATURE OF BUSINESS AND ORGANIZATION
Period of termination of the Trust after the death of the survivor of persons named in the exhibit	21 years
Number of persons named in the exhibit to the Agreement of Trust	25
Age of the youngest survivor	52 years
Beneficial interest in the Trust (in units)	13,120,010	13,120,010

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Jan. 31, 2013 t	Jan. 31, 2012
Cash and Cash Equivalents
Amount held by the Trust in a money market fund	$ 6,727,461	$ 10,253,474
Revenue Recognition
Quantity of iron ore shipped by NMC subject to price determination recognized in revenue (in tons)	717,000
Fixed Property, Including Intangibles
Percentage of fee interest owned by Mesabi Land Trust in the lands subject to the Peters Lease	20.00%

U. S. GOVERNMENT SECURITIES (Details) (U.S. government securities, USD $)	Jan. 31, 2013	Jan. 31, 2012
U.S. government securities
Carrying Value
Due within one year	$ 438,815
Due after one year through three years	205,055	473,816
Total	643,870	473,816
Fair Value
Due within one year	439,065
Due after one year through three years	204,925	474,404
Total	$ 643,990	$ 474,404

ROYALTY AGREEMENT (Details) (Cyprus NMC, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton)	51.55	50.65	49.35
Maximum
ROYALTY AGREEMENT
Obligation to make payments of overriding royalties on product shipments, period		30 days
Minimum
ROYALTY AGREEMENT
Adjusted threshold price subject to adjustment (in dollars per ton)	30
Obligation to pay advance royalty subject to adjustment	$ 500,000
Advance royalty	$ 859,429	$ 844,452	$ 822,783

UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) (USD $)	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
UNALLOCATED RESERVE AND DISTRIBUTIONS
Cash and U.S. Government securities	$ 7,373,331				$ 10,727,290				$ 7,373,331	$ 10,727,290
Distribution payable	(6,428,805)				(9,971,208)				(6,428,805)	(9,971,208)
Unallocated cash and U.S. Government securities	944,526				756,082				944,526	756,082
Reconciliation of unallocated reserve
Unallocated reserve at the beginning of the period				1,031,508					1,031,508
NET INCOME	4,787,533	11,624,026	10,873,286	3,369,892	6,285,449	13,756,337	10,132,285	3,063,261	30,654,737	33,237,332	32,463,194
Distributions declared									(30,504,023)
Unallocated reserve at the end of the period	1,182,222				1,031,508				1,182,222	1,031,508
Distributed cash payments									34,046,426	31,750,424	31,291,223
Distributed cash payments (in dollars per unit)									$ 2.595	$ 2.42	$ 2.385
Distribution declared per unit of beneficial interest (in dollars per unit)	$ 0.49
Within a range of not less
UNALLOCATED RESERVE AND DISTRIBUTIONS
Unallocated cash and U.S. Government securities	500,000								500,000
Within a range of not more
UNALLOCATED RESERVE AND DISTRIBUTIONS
Unallocated cash and U.S. Government securities	$ 1,000,000								$ 1,000,000

SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Revenue	$ 4,994,855	$ 11,814,420	$ 11,060,224	$ 3,693,446	$ 6,578,607	$ 13,968,405	$ 10,333,266	$ 3,278,048	$ 31,562,945	$ 34,158,326	$ 33,341,871
Expenses	207,322	190,394	186,938	323,554	293,158	212,068	200,981	214,787
NET INCOME	$ 4,787,533	$ 11,624,026	$ 10,873,286	$ 3,369,892	$ 6,285,449	$ 13,756,337	$ 10,132,285	$ 3,063,261	$ 30,654,737	$ 33,237,332	$ 32,463,194
Net income per unit (in dollars per unit)	$ 0.364	$ 0.886	$ 0.829	$ 0.257	$ 0.479	$ 1.049	$ 0.772	$ 0.233	$ 2.336	$ 2.533	$ 2.474